Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets non-current	$ 7,102,855
Derivative liabilities non-current		$ 3,151,880
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	5,405,453
Derivative liabilities		3,151,880
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current	5,405,453
Derivative liabilities non-current		$ 3,151,880
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	1,697,402
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative assets non-current	$ 1,697,402